Loss Per Share	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
LOSS PER SHARE
19.	LOSS PER SHARE

	For the years ended December 31,
	2021	2020	2019
Basic Loss Per Share Numerator
Profit for the year attributable to owners of the Company	$(37,215,483)	$(5,667,417)	$(104,405)

Diluted Loss Per Share Numerator
Profit for the year attributable to owners of the Company	$(37,215,483)	$(5,667,417)	$(104,405)

Basic Loss Per Share Denominator
Original shares:	3,408,646	2,591,299	2,271,299
Additions from actual events:
- Issuance of common stock, weighted	1,115,699	121,229	246,192
Basic weighted average shares outstanding	4,524,345	2,712,528	2,517,491

Diluted Loss Per Share Denominator
Basic weighted average shares outstanding	4,524,345	2,712,528	2,517,491
Dilutive shares: Potential additions from dilutive events:
- Exercise of investor warrants*
Diluted Weighted Average Shares Outstanding:	4,524,345	2,712,528	2,517,491

Loss Per Share
- Basic	$(8.23)	$(2.09)	$(0.00)
- Diluted	$(8.23)	$(2.09)	$(0.00)
Weighted Average Shares Outstanding
- Basic	4,524,345	2,712,528	2,517,491
- Diluted	4,524,345	2,712,528	2,517,491

*	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the loss during the periods presented.